INCOME TAXES - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Net operating loss carried forward | ¥					¥ 77,849
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2020
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2024
BaiJiaHuLian HK [Member]
Income Tax Disclosure [Line Items]
Income tax rate				16.50%
BaiJiaHuLian HK [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate		15.00%	15.00%	15.00%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold
Income Tax Disclosure [Line Items]
Assessable profit threshold limit	$ 2,000
Income tax rate	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Limit Two
Income Tax Disclosure [Line Items]
Assessable profit threshold limit		$ 2,000
Income tax rate		16.50%
Gao Tu Yunji [Member] | High And New Technology Enterprise | Tax Year 2019
Income Tax Disclosure [Line Items]
Income tax rate		15.00%
Gao Tu Yunji [Member] | High And New Technology Enterprise | Tax Year 2020
Income Tax Disclosure [Line Items]
Income tax rate		15.00%
Gao Tu Yunji [Member] | High And New Technology Enterprise | Tax Year 2021
Income Tax Disclosure [Line Items]
Income tax rate		15.00%
Beijing Luxebang [Member] | Software Enterprise [Member] | Tax Year 2021
Income Tax Disclosure [Line Items]
Income tax rate		12.50%
Beijing Luxebang [Member] | Software Enterprise [Member] | Tax Year 2022
Income Tax Disclosure [Line Items]
Income tax rate		12.50%
Beijing Luxebang [Member] | Software Enterprise [Member] | Tax Year 2023
Income Tax Disclosure [Line Items]
Income tax rate		12.50%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit		$ 0	$ 0